Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Schedule of changes in the carrying amount of goodwill [Abstract]
Goodwill		$ 385,658
Foreign currency translation adjustments		496
Goodwill impairment	$ (386,154)	(386,154)
Goodwill